Summary of Significant Accounting Policies - Other Narrative (Details) (USD $)	12 Months Ended
	Sep. 30, 2014 payment part segment office	Sep. 30, 2013	Sep. 30, 2012
Summary of Significant Accounting Policies [Line Items]
Number of offices (in offices)	251
Days past grace period to initiate contact to cure deficiency	30 days
Minimum days past due to begin foreclosure proceedings	90 days
Approximate rate reduction concession, minimum	1.00%
Approximate rate reduction concession, maximum	2.00%
Minimum days past due to stop accrual of interest	90 days
Loans returned to full accrual status	90 days
Minimum performance period before move to accrual status	6 months
Number of payments required	6
Number of parts in loss percentage factor	2
Options outstanding that are not dilutive	90,846	435,825	934,880
Number of reportable business segments	1
Minimum
Summary of Significant Accounting Policies [Line Items]
Term for payment and rate reduction	6 months
Maximum
Summary of Significant Accounting Policies [Line Items]
Term for payment and rate reduction	12 months
Interest rate swap agreements
Summary of Significant Accounting Policies [Line Items]
Impact to the statement of operations	$ 0
Accounting Standards Update 2014-01
Summary of Significant Accounting Policies [Line Items]
Tax credit from affordable housing program	3,000,000
Net investment in affordable housing program	42,000,000
Income tax expense from affordable housing program	4,000,000
Contingent commitments for affordable housing program	$ 35,000,000